SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Employees’ benefits	[1]	$ 4,817,469	$ 5,043,962	$ 5,025,450
Professional fees	[2]	2,093,658	531,245	275,234
IT development and maintenance support	[3]	1,452,730	2,121,539	2,661,511
Audit fee	[4]	390,349	594,224	22,294
Travelling expenses	[5]	377,922	514,106	28,935
Share-based payments expenses on anti-dilution issuance of Preferred Shares	[6],[7]	369,648
Amortization and depreciation	[8]	125,575	103,276	1,007
Others	[9]	717,163	454,993	886,060
General and administrative expense		$ 10,344,514	$ 9,363,345	$ 8,900,491

[1]	The above includes the cost of both employees and contractors. At 31 March 2025, the Company had 26 employees and 9 contractors (2024: 22 employees and 7 contractors; 2023: 26 employees and 10 contractors).
[2]	The increases in professional fees for the years ended 31 March 2024 and 2025 were primarily attributable to legal and professional services relating to the Company’s IPO. Upon the successful closing of the IPO, certain IPO related costs were capitalized against the share premium account with the remaining balance of the IPO related costs recorded as an expense.
[3]	IT development and maintenance support costs relate, primarily, to those associated with a third party that contributes to researching, developing and maintaining the Group commercial products. The costs also include server expenses for hosting the products. Included in IT development and maintenance support, the Group incurred research and development expenses of $831,088 for the year ended 31 March 2025 (2024: $1,334,865; 2023: $2,089,914) and no research and development expenditure is recognized as an internally generated intangible asset for all years.
[4]	For the year ended 31 March 2024 and 2025, significant increase in audit fees was due to the fees associated with the Public Company Accounting Oversight Board (“PCAOB”) audits of the Company’s consolidated financial statements for the year ended 31 March 2025, 2024 and 2023 (the 2023 PCAOB audit was conducted in 2024, hence the associated costs are reflected 2024).
[5]	Whilst travelling expenses were lower than the year ended March 2024, the Company continued to travel with a focus on business development, The Company also travelled in relation to the IPO.
[6]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).
[7]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).
[8]	The increase during the year ended 31 March 2024 is primarily due to amortization expense in connection with the new office lease in Monaco entered into by the Group. The 2025 amortization represents a full year of the office lease.
[9]	Other costs include recruitment fees, insurance, bank charges, general office expenses, investor relations consultant fees, marketing and others